Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,142,066,659.36	40,029		56.6 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$203,000,000.00	2.386630%		July 15, 2020
Class A-2a Notes	$220,000,000.00	2.35%		February 15, 2022
Class A-2b Notes	$126,020,000.00	2.56500%	*	February 15, 2022
Class A-3 Notes	$346,060,000.00	2.23%		October 15, 2023
Class A-4 Notes	$105,020,000.00	2.24%		October 15, 2024
Class B Notes	$31,580,000.00	2.40%		November 15, 2024
Class C Notes	$21,060,000.00	2.58%		December 15, 2025
Total	$1,052,740,000.00
		* One-month LIBOR + 0.24%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,135,936.39

Principal:
Principal Collections	$24,130,512.92
Prepayments in Full	$14,316,689.72
Liquidation Proceeds	$26,862.20
Recoveries	$0.00
Sub Total	$38,474,064.84
Collections	$41,610,001.23

Purchase Amounts:
Purchase Amounts Related to Principal	$222,472.16
Purchase Amounts Related to Interest	$510.20
Sub Total	$222,982.36

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$41,832,983.59

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	2
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$41,832,983.59
Servicing Fee	$917,822.41	$917,822.41	$0.00	$0.00	$40,915,161.18
Interest - Class A-1 Notes	$332,591.28	$332,591.28	$0.00	$0.00	$40,582,569.90
Interest - Class A-2a Notes	$430,833.33	$430,833.33	$0.00	$0.00	$40,151,736.57
Interest - Class A-2b Notes	$278,346.68	$278,346.68	$0.00	$0.00	$39,873,389.89
Interest - Class A-3 Notes	$643,094.83	$643,094.83	$0.00	$0.00	$39,230,295.06
Interest - Class A-4 Notes	$196,037.33	$196,037.33	$0.00	$0.00	$39,034,257.73
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$39,034,257.73
Interest - Class B Notes	$63,160.00	$63,160.00	$0.00	$0.00	$38,971,097.73
Second Priority Principal Payment	$11,309,145.91	$11,309,145.91	$0.00	$0.00	$27,661,951.82
Interest - Class C Notes	$45,279.00	$45,279.00	$0.00	$0.00	$27,616,672.82
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,616,672.82
Regular Principal Payment	$150,523,661.91	$27,616,672.82	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$41,832,983.59

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$11,309,145.91
Regular Principal Payment					$27,616,672.82
Total					$38,925,818.73
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$38,925,818.73	$191.75	$332,591.28	$1.64	$39,258,410.01	$193.39
Class A-2a Notes	$0.00	$0.00	$430,833.33	$1.96	$430,833.33	$1.96
Class A-2b Notes	$0.00	$0.00	$278,346.68	$2.21	$278,346.68	$2.21
Class A-3 Notes	$0.00	$0.00	$643,094.83	$1.86	$643,094.83	$1.86
Class A-4 Notes	$0.00	$0.00	$196,037.33	$1.87	$196,037.33	$1.87
Class B Notes	$0.00	$0.00	$63,160.00	$2.00	$63,160.00	$2.00
Class C Notes	$0.00	$0.00	$45,279.00	$2.15	$45,279.00	$2.15
Total	$38,925,818.73	$36.98	$1,989,342.45	$1.89	$40,915,161.18	$38.87

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$161,832,807.82	0.7972059	$122,906,989.09	0.6054531
Class A-2a Notes	$220,000,000.00	1.0000000	$220,000,000.00	1.0000000
Class A-2b Notes	$126,020,000.00	1.0000000	$126,020,000.00	1.0000000
Class A-3 Notes	$346,060,000.00	1.0000000	$346,060,000.00	1.0000000
Class A-4 Notes	$105,020,000.00	1.0000000	$105,020,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,060,000.00	1.0000000	$21,060,000.00	1.0000000
Total	$1,011,572,807.82	0.9608952	$972,646,989.09	0.9239195

Pool Information
Weighted Average APR	3.304%	3.272%
Weighted Average Remaining Term	55.72	54.89
Number of Receivables Outstanding	39,225	38,303
Pool Balance	$1,101,386,889.67	$1,062,676,209.92
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,015,028,091.59	$979,203,661.91
Pool Factor	0.9643806	0.9304853

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$2,631,928.54
Yield Supplement Overcollateralization Amount	$83,472,548.01
Targeted Overcollateralization Amount	$117,836,190.95
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$90,029,220.83

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$2,631,928.54
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$2,631,928.54
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$2,631,928.54

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		45	$14,142.75
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$14,142.75
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0154%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0001%
Current Collection Period			0.0157%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		71	$14,230.08
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$14,230.08
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0012%

Average Realized Loss for Receivables that have experienced a Realized Loss			$200.42
Average Net Loss for Receivables that have experienced a Realized Loss			$200.42

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.51%	191	$5,389,113.37
61-90 Days Delinquent	0.04%	20	$457,169.33
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.55%	211	$5,846,282.70

Repossession Inventory:
Repossessed in the Current Collection Period		5	$135,455.59
Total Repossessed Inventory		5	$135,455.59

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0000%
Current Collection Period			0.0522%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.40%
37+	3.70%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0430%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2019-B
Monthly Investor Report

Collection Period	July 2019
Payment Date	8/15/2019
Transaction Month	2

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement: Benchmark	N/A

Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer